First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 75.9%
	Advertising — 1.1%
$5,000,000	Clear Channel Outdoor Holdings, Inc. (a)	7.75%	04/15/28	$5,011,810
3,450,000	Clear Channel Outdoor Holdings, Inc. (a)	7.88%	04/01/30	3,585,458
1,380,000	Clear Channel Outdoor Holdings, Inc. (a)	7.13%	02/15/31	1,424,277
8,379,000	Outfront Media Capital LLC / Outfront Media Capital Corp. (a)	6.00%	06/15/34	8,279,054
				18,300,599
	Aerospace & Defense — 1.6%
1,035,000	Axon Enterprise, Inc. (a)	6.13%	03/15/30	1,049,606
690,000	Axon Enterprise, Inc. (a)	6.25%	03/15/33	700,217
1,401,000	Carpenter Technology Corp. (a)	5.63%	03/01/34	1,382,958
714,000	Moog, Inc. (a)	5.50%	10/15/34	692,527
4,931,000	TransDigm, Inc. (a)	6.63%	03/01/32	5,019,659
1,663,000	TransDigm, Inc. (a)	6.00%	01/15/33	1,664,795
15,143,000	TransDigm, Inc. (a) (b)	6.38%	05/31/33	15,151,960
				25,661,722
	Alternative Carriers — 0.4%
4,339,000	Level 3 Financing, Inc. (a)	7.00%	03/31/34	4,417,267
1,550,000	Level 3 Financing, Inc. (a)	8.50%	01/15/36	1,613,848
				6,031,115
	Aluminum — 0.3%
4,273,000	Novelis Corp. (a)	6.38%	08/15/33	4,268,161
	Apparel Retail — 0.2%
1,000,000	Nordstrom, Inc.	4.00%	03/15/27	989,817
2,854,000	Nordstrom, Inc.	4.38%	04/01/30	2,729,582
				3,719,399
	Apparel, Accessories & Luxury Goods — 0.1%
1,378,000	Under Armour, Inc. (a)	7.25%	07/15/30	1,407,183
	Application Software — 1.2%
3,299,000	Cloud Software Group LLC (a)	6.50%	03/31/29	3,226,482
17,044,000	Cloud Software Group LLC (a) (b)	9.00%	09/30/29	16,714,398
				19,940,880
	Asset Management & Custody Banks — 0.8%
8,841,000	Osaic Holdings, Inc. (a)	6.75%	08/01/32	8,877,075
3,906,000	Osaic Holdings, Inc. (a)	8.00%	08/01/33	3,965,910
				12,842,985
	Automobile Manufacturers — 0.5%
6,631,000	Ford Motor Co.	9.63%	04/22/30	7,465,085
	Automotive Retail — 0.5%
2,490,000	Gee Automotive Holdings LLC (a)	7.25%	03/01/31	2,510,617
5,659,000	Mavis Tire Express Services Topco Corp. (a)	6.50%	05/15/29	5,575,829
				8,086,446
	Broadcasting — 3.0%
7,254,000	Gray Media, Inc. (a)	4.75%	10/15/30	5,613,055
7,314,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	6,886,066
10,095,000	Nexstar Media, Inc. (a)	4.75%	11/01/28	9,904,947
9,076,000	Paramount Global	3.70%	06/01/28	8,830,302
8,714,000	Sinclair Television Group, Inc. (a)	8.13%	02/15/33	8,946,873
8,662,000	Sirius XM Radio LLC (a)	4.00%	07/15/28	8,431,690
				48,612,933

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Broadline Retail — 0.1%
$1,390,000	Family Dollar Stores, LLC (a) (c)	10.00%	07/31/31	$1,369,149
	Building Products — 3.2%
3,086,000	Advanced Drainage Systems, Inc. (a)	6.38%	06/15/30	3,111,888
4,047,000	Advanced Drainage Systems, Inc. (a)	5.38%	03/01/34	3,928,844
100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	91,101
16,601,000	Builders FirstSource, Inc. (a) (b)	6.75%	05/15/35	16,456,721
4,474,000	CP Atlas Buyer, Inc. (a)	9.75%	07/15/30	4,033,639
6,084,000	Resideo Funding II LLC (a)	6.50%	07/15/32	6,091,586
6,557,000	Standard Building Solutions, Inc. (a)	6.50%	08/15/32	6,575,740
4,018,000	Standard Building Solutions, Inc. (a)	6.25%	08/01/33	3,979,437
3,474,000	Standard Building Solutions, Inc. (a)	5.88%	03/15/34	3,339,718
1,426,000	Standard Industries, Inc. (a)	4.75%	01/15/28	1,418,288
2,492,000	Standard Industries, Inc. (a)	4.38%	07/15/30	2,354,780
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	898,472
				52,280,214
	Cable & Satellite — 3.0%
1,431,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	1,337,893
4,747,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	4,334,947
7,781,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.38%	03/01/31	7,757,641
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.50%	05/01/32	863,047
5,504,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.00%	02/01/33	5,280,127
3,939,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.25%	01/15/34	3,220,183
4,225,000	CSC Holdings LLC (a)	6.50%	02/01/29	2,395,728
11,685,000	CSC Holdings LLC (a)	4.50%	11/15/31	6,481,566
15,163,315	EchoStar Corp.	10.75%	11/30/29	16,410,386
				48,081,518
	Casinos & Gaming — 2.1%
6,062,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	5,791,945
8,372,000	Churchill Downs, Inc. (a)	5.75%	04/01/30	8,350,835
2,838,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	2,788,602
4,727,000	Light & Wonder International, Inc. (a)	7.50%	09/01/31	4,871,911
4,733,000	Scientific Games Holdings, L.P. / Scientific Games US FinCo, Inc. (a)	6.63%	03/01/30	3,836,807
1,592,000	Station Casinos LLC (a)	4.63%	12/01/31	1,498,011
7,364,000	Station Casinos LLC (a)	6.63%	03/15/32	7,445,740
				34,583,851
	Commercial & Residential Mortgage Finance — 3.8%
1,382,000	Freedom Mortgage Holdings LLC (a)	9.25%	02/01/29	1,421,217
5,000,000	Freedom Mortgage Holdings LLC (a)	9.13%	05/15/31	5,131,930
3,850,000	Freedom Mortgage Holdings LLC (a)	8.38%	04/01/32	3,869,939
1,325,000	PennyMac Financial Services, Inc. (a)	6.88%	05/15/32	1,267,529
1,526,000	PennyMac Financial Services, Inc. (a)	6.88%	02/15/33	1,449,238
10,000,000	PennyMac Financial Services, Inc. (a)	6.75%	02/15/34	9,283,849
2,788,000	Rocket Cos., Inc. (a)	7.13%	02/01/32	2,859,627
25,065,000	Rocket Cos., Inc. (a) (b)	6.38%	08/01/33	25,245,277
2,000,000	Rocket Cos., Inc. (a)	6.50%	06/15/34	2,018,308
10,000,000	UWM Holdings LLC (a)	6.25%	03/15/31	8,931,830
				61,478,744

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Commodity Chemicals — 0.2%
$835,000	Huntsman International LLC	4.50%	05/01/29	$804,224
2,764,000	Olin Corp. (a)	6.63%	04/01/33	2,708,285
				3,512,509
	Communications Equipment — 0.2%
3,742,000	Viavi Solutions, Inc. (a)	3.75%	10/01/29	3,546,138
	Construction & Engineering — 1.1%
6,644,000	AECOM (a)	6.00%	08/01/33	6,613,256
6,313,000	APi Group DE, Inc. (a)	5.75%	06/01/34	6,195,056
140,000	Granite Construction, Inc. (a)	6.38%	06/15/34	139,950
697,000	Williams Scotsman, Inc. (a)	6.63%	04/15/30	713,242
3,505,000	Williams Scotsman, Inc. (a)	7.38%	10/01/31	3,615,982
				17,277,486
	Construction Materials — 2.2%
3,580,000	JH North America Holdings, Inc. (a)	6.13%	07/31/32	3,586,250
17,334,000	Quikrete Holdings, Inc. (a) (b)	6.75%	03/01/33	17,572,455
2,206,000	Smyrna Ready Mix Concrete LLC (a)	6.00%	11/01/28	2,204,536
11,864,000	Smyrna Ready Mix Concrete LLC (a) (b)	8.88%	11/15/31	12,431,265
				35,794,506
	Consumer Finance — 0.8%
1,381,000	EZCORP, Inc. (a)	7.38%	04/01/32	1,447,242
1,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	982,220
9,796,000	FirstCash, Inc. (a) (b)	6.88%	03/01/32	9,949,004
				12,378,466
	Data Processing & Outsourced Services — 0.9%
2,077,000	Block, Inc. (a)	5.63%	08/15/30	2,067,527
6,254,000	Block, Inc. (a)	6.00%	08/15/33	6,206,962
6,322,000	Iron Mountain, Inc. (a)	6.25%	01/15/35	6,250,333
				14,524,822
	Distributors — 0.2%
3,517,000	ADI Escrow Issuer LLC (a)	7.13%	07/15/34	3,594,176
	Diversified Chemicals — 0.0%
702,000	Bond US Bidco 1, Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2 (a)	7.13%	06/15/33	706,767
	Diversified Metals & Mining — 0.9%
8,969,000	SCIH Salt Holdings, Inc. (a)	4.88%	05/01/28	8,974,157
2,866,000	SCIH Salt Holdings, Inc. (a)	6.63%	05/01/29	2,867,792
2,919,000	SCIH Salt Holdings, Inc. (a) (c)	6.63%	08/15/31	2,922,125
				14,764,074
	Diversified Support Services — 0.8%
1,945,000	RB Global Holdings, Inc. (a)	6.75%	03/15/28	1,964,782
10,153,000	RB Global Holdings, Inc. (a)	7.75%	03/15/31	10,490,094
				12,454,876
	Education Services — 0.5%
8,367,000	Graham Holdings Co. (a)	5.63%	12/01/33	8,186,592
	Electric Utilities — 2.2%
4,945,000	Alpha Generation LLC (a)	6.75%	10/15/32	4,991,127
11,849,000	Alpha Generation LLC (a)	6.25%	01/15/34	11,585,784

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$1,922,000	NRG Energy, Inc. (a)	5.75%	01/15/34	$1,873,120
2,000,000	NRG Energy, Inc. (a)	5.88%	05/15/34	1,964,470
2,348,000	NRG Energy, Inc. (a)	6.25%	11/01/34	2,343,151
9,146,000	NRG Energy, Inc. (a)	6.00%	01/15/36	8,953,430
2,000,000	NRG Energy, Inc. (a)	6.13%	05/15/36	1,975,291
1,359,000	Vistra Operations Co. LLC (a)	7.75%	10/15/31	1,417,425
				35,103,798
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	621,194
	Environmental & Facilities Services — 1.2%
2,675,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	2,779,357
4,616,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	6.88%	06/15/30	4,719,495
1,376,000	Clean Harbors, Inc. (a)	5.75%	10/15/33	1,369,721
2,400,000	GFL Environmental Holdings U.S., Inc. (a)	5.50%	02/01/34	2,223,137
5,236,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	5,319,933
2,912,000	Wrangler Holdco Corp. (a)	6.63%	04/01/32	2,919,172
				19,330,815
	Fertilizers & Agricultural Chemicals — 0.1%
2,314,000	FMC Corp. (a)	8.00%	06/01/31	2,394,455
	Food Distributors — 1.2%
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,377,730
8,582,000	US Foods, Inc. (a)	7.25%	01/15/32	8,878,019
9,700,000	US Foods, Inc. (a)	5.75%	04/15/33	9,604,933
				19,860,682
	Footwear — 0.1%
1,688,000	Beach Acquisition Bidco LLC, (10.00% cash, 10.75% PIK) (a) (d)	10.00%	07/15/33	1,813,265
	Health Care Equipment — 0.1%
1,418,000	Teleflex, Inc. (a)	5.88%	01/15/32	1,407,509
	Health Care Facilities — 2.1%
8,573,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	8,464,555
657,000	Concentra Health Services, Inc. (a)	6.88%	07/15/32	676,412
5,693,000	Encompass Health Corp. (a)	5.88%	06/01/34	5,639,316
7,788,000	Select Medical Corp. (a) (b)	6.25%	12/01/32	7,486,582
8,920,000	Tenet Healthcare Corp.	6.13%	10/01/28	8,930,365
1,706,000	Tenet Healthcare Corp. (a)	5.50%	11/15/32	1,680,868
692,000	Tenet Healthcare Corp. (a)	6.00%	11/15/33	694,580
				33,572,678
	Health Care Services — 1.4%
12,727,000	Raven Acquisition Holdings LLC (a) (b)	6.88%	11/15/31	12,390,186
10,166,000	Surgery Center Holdings, Inc. (a)	7.25%	04/15/32	10,210,369
				22,600,555
	Health Care Supplies — 0.6%
10,253,000	Medline Borrower, L.P. (a) (b)	5.25%	10/01/29	10,164,453
	Health Care Technology — 0.5%
8,877,000	athenaHealth Group, Inc. (a) (b)	6.50%	02/15/30	8,567,083
	Homebuilding — 1.1%
5,000,000	Ashton Woods USA LLC / Ashton Woods Finance Co. (a)	6.88%	08/01/33	4,994,975

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Homebuilding (Continued)
$5,000,000	Dream Finders Homes, Inc. (a)	6.88%	09/15/30	$4,884,443
8,607,000	Installed Building Products, Inc. (a)	5.63%	02/01/34	8,329,846
				18,209,264
	Homefurnishing Retail — 0.0%
690,000	Wayfair LLC (a)	6.75%	11/15/32	702,910
	Hotels, Resorts & Cruise Lines — 0.9%
9,743,000	Hilton Domestic Operating Co., Inc. (a)	5.50%	09/15/31	9,660,602
3,148,000	Hilton Domestic Operating Co., Inc. (a)	6.13%	04/01/32	3,177,503
688,000	RHP Hotel Properties, L.P. / RHP Finance Corp. (a)	6.50%	06/15/33	700,609
1,419,000	RHP Hotel Properties, L.P. / RHP Finance Corp. (a)	5.75%	03/15/34	1,390,392
				14,929,106
	Household Products — 0.4%
6,851,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	6,602,590
	Housewares & Specialties — 0.3%
5,342,000	Newell Brands, Inc. (a)	8.50%	06/01/28	5,578,757
	Independent Power Producers & Energy Traders — 1.0%
4,199,000	Talen Energy Supply LLC (a)	6.38%	05/01/33	4,137,173
2,500,000	Talen Energy Supply LLC (a)	6.25%	02/01/34	2,453,265
9,876,000	Talen Energy Supply LLC (a)	6.50%	02/01/36	9,757,839
				16,348,277
	Industrial Machinery & Supplies & Components — 0.6%
1,679,000	Gates Corp. (a)	6.88%	07/01/29	1,714,887
3,575,000	LSF12 Helix Parent LLC (a)	7.13%	02/01/33	3,509,000
5,265,000	Madison IAQ LLC (a)	5.88%	06/30/29	5,268,370
				10,492,257
	Insurance Brokers — 3.9%
5,708,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.00%	08/01/29	5,161,573
4,795,000	Acrisure LLC / Acrisure Finance, Inc. (a) (b)	7.50%	11/06/30	4,641,168
14,626,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co- Issuer (a) (b)	6.75%	04/15/28	14,699,130
8,120,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	5.88%	11/01/29	7,999,281
8,414,000	AmWINS Group, Inc. (a)	4.88%	06/30/29	8,103,975
10,599,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a) (b)	7.13%	05/15/31	10,696,034
1,988,000	HUB International Ltd. (a)	7.25%	06/15/30	2,047,996
5,850,000	HUB International Ltd. (a) (b)	7.38%	01/31/32	5,986,744
4,108,000	USI, Inc. (a)	7.50%	01/15/32	4,197,723
				63,533,624
	Integrated Telecommunication Services — 0.1%
1,405,000	APLD ComputeCo 3 LLC (a)	7.00%	06/15/31	1,372,018
	Interactive Home Entertainment — 0.3%
2,852,000	OAK-Eagle Acquireco, Inc. (a)	7.25%	07/01/33	2,957,418
1,410,000	OAK-Eagle Acquireco, Inc. (a)	8.75%	07/01/34	1,486,270
				4,443,688
	Interactive Media & Services — 0.7%
6,913,000	Cars.com, Inc. (a)	6.38%	11/01/28	6,875,579
4,008,000	Snap, Inc. (a)	6.88%	03/15/34	3,885,187
				10,760,766

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Internet Services & Infrastructure — 2.1%
$4,853,000	Black Pearl Compute LLC (a)	6.13%	02/15/31	$4,850,933
6,113,000	Cipher Compute LLC (a)	7.13%	11/15/30	6,242,968
5,542,000	CoreWeave, Inc. (a)	9.63%	07/15/32	4,967,191
4,446,000	Flash Compute LLC (a)	7.25%	12/31/30	4,495,228
2,592,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	2,589,850
2,128,000	Meridian Arc Holdco LLC (a)	6.25%	04/30/31	2,046,716
4,329,000	SV RNO Property Owner 1 LLC (a)	5.88%	03/01/31	4,025,389
4,728,000	WULF Compute LLC (a)	7.75%	10/15/30	4,916,468
				34,134,743
	Investment Banking & Brokerage — 0.9%
6,262,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	6,234,569
8,452,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	8,619,764
				14,854,333
	IT Consulting & Other Services — 0.0%
690,000	CACI International, Inc. (a)	6.38%	06/15/33	695,971
	Leisure Facilities — 0.5%
2,031,000	Life Time, Inc. (a)	6.00%	11/15/31	2,049,592
717,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	698,873
1,852,000	Six Flags Entertainment Corp. (a)	7.25%	05/15/31	1,817,144
2,780,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Millennium Operations LLC (a)	8.63%	01/15/32	2,813,702
				7,379,311
	Life Sciences Tools & Services — 1.3%
6,815,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	6,725,205
2,577,000	Fortrea Holdings, Inc. (a)	7.50%	07/01/30	2,626,179
5,979,000	IQVIA, Inc. (a)	6.50%	05/15/30	6,096,182
3,825,000	IQVIA, Inc. (a)	6.25%	06/01/32	3,878,975
1,016,000	Star Parent, Inc. (a)	9.00%	10/01/30	1,068,187
				20,394,728
	Managed Health Care — 1.5%
8,500,000	Centene Corp.	4.63%	12/15/29	8,251,351
4,739,000	Centene Corp.	2.50%	03/01/31	4,123,452
3,032,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	2,969,590
8,628,000	Molina Healthcare, Inc. (a)	6.25%	01/15/33	8,537,858
				23,882,251
	Metal, Glass & Plastic Containers — 0.3%
4,150,000	Crown Americas LLC	5.88%	06/01/33	4,144,477
	Mortgage Reits — 0.2%
2,037,000	Blackstone Mortgage Trust, Inc. (a)	6.25%	06/01/31	1,949,004
705,000	Starwood Property Trust, Inc. (a)	6.13%	06/01/31	703,704
				2,652,708
	Movies & Entertainment — 0.4%
9,309,000	Discovery Global Holdings, Inc.	5.14%	03/15/52	5,939,794
	Oil & Gas Equipment & Services — 0.1%
1,404,000	Solaris Energy Infrastructure LLC (a)	6.38%	05/15/31	1,379,930
	Oil & Gas Refining & Marketing — 1.9%
5,000,000	Sunoco, L.P. (a) (e)	7.88%	(f)	5,128,540
5,045,000	Sunoco, L.P. (a)	5.63%	03/15/31	4,982,362

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas Refining & Marketing (Continued)
$7,281,000	Sunoco, L.P. (a)	5.88%	03/15/34	$7,130,948
6,357,000	Venture Global LNG, Inc. (a)	8.38%	06/01/31	6,575,097
2,020,000	Venture Global LNG, Inc. (a)	9.88%	02/01/32	2,151,589
3,000,000	Venture Global LNG, Inc. (a)	6.38%	12/15/34	2,923,494
2,000,000	Venture Global LNG, Inc. (a)	6.63%	06/15/36	1,961,287
				30,853,317
	Oil & Gas Storage & Transportation — 1.4%
4,077,000	Rockies Express Pipeline LLC (a)	6.75%	03/15/33	4,147,483
343,000	Venture Global Plaquemines LNG LLC (a)	7.50%	05/01/33	372,338
12,101,000	Venture Global Plaquemines LNG LLC (a) (b)	7.75%	05/01/35	13,418,460
4,148,000	Venture Global Plaquemines LNG LLC (a)	6.75%	01/15/36	4,343,873
				22,282,154
	Other Specialty Retail — 0.4%
4,532,000	PetSmart LLC / PetSmart Finance Corp. (a)	7.50%	09/15/32	4,582,795
1,383,000	PetSmart LLC / PetSmart Finance Corp. (a)	10.00%	09/15/33	1,377,038
				5,959,833
	Packaged Foods & Meats — 3.0%
2,638,000	BellRing Brands, Inc. (a)	7.00%	03/15/30	2,609,800
5,707,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	5,352,685
8,398,000	Performance Food Group, Inc. (a)	6.13%	09/15/32	8,432,222
9,313,000	Performance Food Group, Inc. (a)	5.63%	03/01/34	9,039,357
8,579,000	Post Holdings, Inc. (a) (b)	6.25%	02/15/32	8,624,383
8,647,000	Post Holdings, Inc. (a)	6.38%	03/01/33	8,522,069
6,934,000	Post Holdings, Inc. (a)	6.50%	03/15/36	6,767,443
				49,347,959
	Paper & Plastic Packaging Products & Materials — 0.8%
1,432,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	1,390,145
1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	947,719
4,238,000	Graphic Packaging International LLC (a)	3.75%	02/01/30	3,953,413
2,500,000	Graphic Packaging International LLC (a)	6.38%	07/15/32	2,499,100
3,526,000	Sword Purchaser LLC (a)	8.25%	04/15/33	3,608,332
				12,398,709
	Personal Care Products — 0.2%
3,136,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	2,877,532
705,000	Prestige Brands, Inc. (a)	6.25%	07/15/34	707,393
				3,584,925
	Rail Transportation — 0.3%
5,234,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	5,270,539
	Real Estate Operating Companies — 0.7%
2,974,000	Service Properties Trust (a)	(g)	09/30/27	2,780,878
2,570,000	Service Properties Trust (a)	8.63%	11/15/31	2,702,340
6,244,000	Service Properties Trust	8.88%	06/15/32	6,420,305
				11,903,523
	Real Estate Services — 0.1%
1,382,000	Taylor Morrison Communities, Inc. (a)	5.75%	11/15/32	1,416,344
	Research & Consulting Services — 1.2%
684,000	Amentum Holdings, Inc. (a)	7.25%	08/01/32	703,284
1,582,000	Clarivate Science Holdings Corp. (a)	3.88%	07/01/28	1,529,595

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Research & Consulting Services (Continued)
$4,892,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	$4,509,373
12,290,000	Neptune Bidco US, Inc. (a)	9.29%	04/15/29	12,530,439
689,000	Science Applications International Corp. (a)	5.88%	11/01/33	675,251
				19,947,942
	Restaurants — 0.5%
708,000	Papa John’s International, Inc. (a)	3.88%	09/15/29	665,548
7,005,000	Yum! Brands, Inc.	5.38%	04/01/32	6,916,067
				7,581,615
	Security & Alarm Services — 0.6%
9,090,000	Brink’s (The) Co. (a)	6.75%	06/15/32	9,287,309
	Soft Drinks & Non-Alcoholic Beverages — 0.4%
5,728,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc. (a)	6.25%	04/01/29	5,750,047
	Specialized Consumer Services — 0.5%
7,625,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	7,834,337
	Systems Software — 0.8%
8,094,000	Gen Digital, Inc. (a)	7.13%	09/30/30	8,224,152
1,100,000	SS&C Technologies, Inc. (a)	5.50%	09/30/27	1,099,262
3,357,000	SS&C Technologies, Inc. (a)	6.50%	06/01/32	3,384,507
				12,707,921
	Technology Hardware, Storage & Peripherals — 1.1%
17,822,000	Fair Isaac Corp. (a) (b)	6.00%	05/15/33	17,259,929
	Trading Companies & Distributors — 5.3%
1,210,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	1,192,531
4,215,000	Core & Main, L.P. (a)	6.00%	07/01/34	4,195,329
2,463,000	EquipmentShare.com, Inc. (a)	9.00%	05/15/28	2,503,615
3,782,000	EquipmentShare.com, Inc. (a)	8.63%	05/15/32	3,872,685
7,558,000	EquipmentShare.com, Inc. (a)	8.00%	03/15/33	7,621,880
347,000	Herc Holdings, Inc. (a)	5.75%	03/15/31	343,783
7,500,000	Herc Holdings, Inc. (a)	7.25%	06/15/33	7,745,070
347,000	Herc Holdings, Inc. (a)	6.00%	03/15/34	340,565
3,749,731	Park River Holdings, Inc. (a)	8.75%	12/31/30	3,466,959
2,376,000	Park River Holdings, Inc. (a)	8.00%	03/15/31	2,367,167
9,801,000	QXO Building Products, Inc. (a) (b)	6.75%	04/30/32	10,018,193
4,684,000	QXO Building Products, Inc. (a)	6.88%	07/15/34	4,694,558
692,000	Synergy Infrastructure Holdings LLC (a)	7.88%	12/01/30	723,579
703,000	Synergy Infrastructure Holdings LLC (a)	7.00%	07/15/34	709,659
20,566,000	United Rentals North America, Inc. (a) (b)	6.00%	12/15/29	20,804,545
10,284,000	WESCO Distribution, Inc. (a)	6.38%	03/15/33	10,465,286
2,000,000	WESCO Distribution, Inc. (a)	5.50%	04/15/34	1,947,919
2,129,000	White Cap Supply Holdings LLC (a)	7.38%	11/15/30	2,146,662
				85,159,985
	Transaction & Payment Processing Services — 0.9%
15,000,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a) (b)	6.75%	08/15/32	15,031,440
	Total Corporate Bonds and Notes			1,228,316,214
	(Cost $1,241,256,851)

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 12.0%
	Aerospace & Defense — 0.5%
$4,137,000	Bombardier, Inc. (a)	6.75%	06/15/33	$4,266,149
3,444,000	Phoenix Aviation Capital, Ltd. (a)	9.25%	07/15/30	3,568,559
				7,834,708
	Alternative Carriers — 0.5%
9,603,000	Ziggo BV (a)	4.88%	01/15/30	8,660,281
	Automotive Parts & Equipment — 0.4%
3,486,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	6.75%	02/15/30	3,576,322
3,411,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	6.75%	09/15/32	3,438,958
				7,015,280
	Biotechnology — 0.3%
4,120,000	Genmab A/S / Genmab Finance LLC (a)	6.25%	12/15/32	4,160,450
	Casinos & Gaming — 0.4%
6,468,000	Flutter Treasury DAC (a)	5.88%	06/04/31	6,374,676
	Construction Materials — 0.1%
1,500,000	Cemex S.A.B. de C.V. (a) (e)	7.20%	(f)	1,549,875
	Data Processing & Outsourced Services — 0.3%
5,874,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	5,134,059
	Diversified Support Services — 0.5%
8,153,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. (a)	7.00%	05/21/30	8,312,212
	Environmental & Facilities Services — 0.3%
4,298,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	4,355,383
	Homebuilding — 0.6%
9,163,000	Mattamy Group Corp. (a)	6.00%	12/15/33	8,745,756
	Hotels, Resorts & Cruise Lines — 1.9%
4,425,000	Carnival Corp. Ltd. (a)	5.88%	06/15/31	4,431,093
4,418,000	Carnival Corp. Ltd. (a)	5.75%	08/01/32	4,382,806
4,222,000	Carnival Corp. Ltd. (a)	6.13%	02/15/33	4,224,993
687,000	Viking Cruises Ltd. (a)	5.88%	10/15/33	680,577
16,866,000	Viking Ocean Cruises Ship VII Ltd. (a) (b)	5.63%	02/15/29	16,862,121
				30,581,590
	Insurance Brokers — 1.7%
8,267,000	Ardonagh Finco Ltd. (a) (b)	7.75%	02/15/31	8,400,082
6,028,000	Ardonagh Group Finance Ltd. (a) (b)	8.88%	02/15/32	6,002,122
5,713,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	7.25%	02/15/31	5,662,513
8,509,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	8.13%	02/15/32	7,917,610
				27,982,327
	Life Sciences Tools & Services — 0.2%
3,000,000	Icon Investments Six DAC	6.00%	05/08/34	3,036,405
	Metal, Glass & Plastic Containers — 1.1%
8,196,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC (a)	6.25%	01/30/31	8,257,650
9,381,000	Canpack S.A. / Canpack US LLC (a)	3.88%	11/15/29	8,881,944
				17,139,594
	Pharmaceuticals — 0.5%
8,323,000	Opal Bidco SAS (a)	6.50%	03/31/32	8,375,576

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Restaurants — 1.5%
$656,000	1011778 BC ULC / New Red Finance, Inc. (a)	6.13%	06/15/29	$663,213
25,510,000	1011778 BC ULC / New Red Finance, Inc. (a) (b)	4.00%	10/15/30	23,987,213
				24,650,426
	Security & Alarm Services — 0.3%
1,053,000	Garda World Security Corp. (a)	8.25%	08/01/32	1,068,626
3,725,000	Garda World Security Corp. (a)	8.38%	11/15/32	3,787,923
				4,856,549
	Specialized Consumer Services — 0.4%
7,100,000	Belron UK Finance PLC (a)	5.75%	10/15/29	7,104,039
	Trading Companies & Distributors — 0.5%
8,300,000	Azorra Finance Ltd. (a)	6.25%	02/15/34	8,161,185
	Total Foreign Corporate Bonds and Notes			194,030,371
	(Cost $195,357,274)

Principal Value	Description	Rate (h)	Stated Maturity (i)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 12.0%
	Advertising — 0.3%
4,951,289	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.14%	02/20/32	4,978,867
	Aerospace & Defense — 0.0%
712,651	VistaJet Malta Finance PLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.48%	03/31/31	714,953
	Apparel, Accessories & Luxury Goods — 0.1%
1,227,480	Protective Industrial Products (Gloves Buyer, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	05/24/32	1,230,806
	Application Software — 2.5%
17,038,155	Darktrace PLC (Leia Finco US LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.99%	10/09/32	15,104,325
3,496,108	Internet Brands, Inc. (WebMD / MH Sub I LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	7.98%	05/03/28	3,398,514
6,802,646	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.69%	04/30/28	5,726,127
4,793,044	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.73%	03/01/29	4,348,849
5,116,145	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	8.73%	05/08/33	3,111,281
3,917,145	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	04/16/32	3,074,958
6,873,711	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	8.08%	06/04/28	6,151,250
				40,915,304
	Cable & Satellite — 0.7%
2,481,676	DIRECTV Holdings LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor	8.32%	08/02/29	2,499,941

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (h)	Stated Maturity (i)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Cable & Satellite (Continued)
$3,756,705	DIRECTV Holdings LLC, Term Loan B 2029, 3 Mo. CME Term SOFR + CSA + 5.25%, 0.75% Floor	8.32%	08/02/29	$3,784,354
4,897,518	Versant Media Group, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.23%	01/30/31	4,935,964
				11,220,259
	Casinos & Gaming — 0.6%
2,133,954	Caesars Entertainment, Inc., 2031 Maturity Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.98%	02/06/31	2,038,812
3,803,509	Caesars Entertainment, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.98%	02/06/30	3,681,322
4,388,542	Golden Nugget, Inc. (Fertitta Entertainment LLC), Refi Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.98%	01/29/29	4,394,971
				10,115,105
	Data Processing & Outsourced Services — 0.2%
3,089,761	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.48%	05/17/28	2,717,460
	Electronic Equipment & Instruments — 0.3%
3,101,322	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.50%, 0.00% Floor	9.23%	07/31/33	3,134,274
2,726,636	Verifone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.00% Floor	9.58%	08/21/28	2,589,350
				5,723,624
	Food Distributors — 0.1%
1,853,645	C&S Wholesale Grocers LLC, Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.73%	09/23/30	1,756,329
	Health Care Technology — 0.1%
1,652,619	athenahealth Group, Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.98%	02/17/32	1,643,497
	Industrial Machinery & Supplies & Components — 0.2%
2,617,711	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.23%	10/23/28	2,622,161
	Insurance Brokers — 2.9%
4,128,082	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.73%	11/06/30	3,789,580
5,054,720	Alera Group, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.25%	05/30/33	4,830,872
4,296,111	BroadStreet Partners Group, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	06/16/31	4,231,326
11,040,472	CRC Insurance Group LLC (fka Truist Insurance), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	8.48%	05/06/32	10,644,892
24,162,388	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	8.98%	07/02/32	23,326,731
				46,823,401
	Integrated Telecommunication Services — 0.8%
12,637,504	Numericable U.S. LLC (Altice France SAS or SFR), Term Loan B-14, 3 Mo. CME Term SOFR + 6.88%, 0.00% Floor	10.62%	05/15/31	12,878,501
	Internet Services & Infrastructure — 0.1%
1,974,577	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, Daily CME Term SOFR + 4.50%, 0.00% Floor	8.14%	11/17/31	1,975,811

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Rate (h)	Stated Maturity (i)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	IT Consulting & Other Services — 0.3%
$4,212,998	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	7.83%	10/01/27	$4,184,034
	Life Sciences Tools & Services — 0.6%
9,355,040	Syneos Health, Inc. (Star Parent), Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.73%	09/30/30	9,400,506
	Media Entertainment — 0.4%
6,981,068	Warner Bros. Discovery, Inc. (Discovery Global Holdings, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	06/30/33	6,994,891
	Other Specialty Retail — 0.2%
2,539,296	Petsmart, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.72%	08/18/32	2,548,500
	Research & Consulting Services — 0.6%
1,559,048	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	01/31/31	1,458,442
5,112,667	Clarivate Analytics PLC (Camelot), 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	01/31/31	4,808,463
4,180,030	Veritext Corp. (VT TopCo, Inc.), Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.73%	08/12/30	4,125,962
				10,392,867
	Specialty Chemicals — 0.3%
822,858	Nouryon USA LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.17%	07/31/31	824,018
3,329,394	Nouryon USA LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.23%	07/31/31	3,334,088
				4,158,106
	Systems Software — 0.4%
520,366	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.16%	03/02/28	455,320
3,876,692	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	10.56%	03/02/29	2,401,417
1,694,809	Imprivata, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.48%	12/01/29	1,705,224
329,989	Kaseya, Inc., Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.82%	03/20/33	188,369
2,443,521	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.57%	07/26/32	1,849,135
				6,599,465
	Trading Companies & Distributors — 0.3%
877,718	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.73%	11/29/30	835,478
3,558,029	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.98%	10/29/29	3,558,527
				4,394,005
	Total Senior Floating-Rate Loan Interests			193,988,452
	(Cost $204,593,281)

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
5,948,142	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (j)	$5,948,142
	(Cost $5,948,142)

	Total Investments — 100.3%	1,622,283,179
	(Cost $1,647,155,548)
	Borrowings — (0.7)%	(12,000,000)
	Net Other Assets and Liabilities — 0.4%	6,745,816
	Net Assets — 100.0%	$1,617,028,995

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $1,336,491,926 or 82.7% of net assets.

(b)	This security or a portion of this security is segregated as collateral for borrowings. At July 31, 2026, the segregated value of these securities amounts to $183,966,570.
(c)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2026. Interest will begin accruing on the security’s first settlement date.
(d)	The issuer will pay interest in cash and/or in PIK interest.
(e)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(f)	Perpetual maturity.
(g)	Zero coupon security.
(h)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(i)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(j)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
PIK	– Payment-in-kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,228,316,214	$—	$1,228,316,214	$—
Foreign Corporate Bonds and Notes*	194,030,371	—	194,030,371	—
Senior Floating-Rate Loan Interests*	193,988,452	—	193,988,452	—
Money Market Funds	5,948,142	5,948,142	—	—
Total Investments	$1,622,283,179	$5,948,142	$1,616,335,037	$—

*	See Portfolio of Investments for industry breakout.

Unfunded Loan Commitments
As of July 31, 2026, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy.

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
CoreWeave Financing DDTL V LLC, Term Loan	$2,579,879	$2,625,688	$2,581,492	$(44,196)